Supplemental Information on Oil And Gas Producing Activities (Unaudited) - Costs Incurred for Oil and Gas Producing Activities (Parenthetical) (Detail) $ in Millions	12 Months Ended
Dec. 31, 2019 ARS ($)
Upstream Contracts comprised in right-of-use assets [member] | IFRS 16 [Member]
Disclosure of information about consolidated structured entities [line items]
Development Costs	$ 18,547